Cover	Mar. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2021
Entity File Number	001-36247
Entity Registrant Name	TORCHLIGHT ENERGY RESOURCES INC
Entity Central Index Key	0001431959
Entity Tax Identification Number	74-3237581
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5700 W. Plano Parkway
Entity Address, Address Line Two	Suite 3600
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	214
Local Phone Number	432-8002
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	TRCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Contact Personnel Email Address	john@torchlightenergy.com